Note 28	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Disclosure of Retained Earnings And Other Reserves [Text Block]	Retained earnings, revaluation reserves and other reserves Breakdown of the balance
The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2021	2020	2019
Legal reserve	653	653	653
Restricted reserve	761	120	124
Voluntary reserves (*)	3,994	8,117	8,331
Total reserves holding company	5,409	8,890	9,108
Consolidation reserves attributed to the Bank and subsidiary consolidated companies	24,575	21,454	20,161
Total	29,984	30,344	29,269
(*) The variation in 2021 is mainly due to the allocation of earnings of BBVA, S.A. and the share repurchase program (see Note 4).
Legal reserve
Under the amended Spanish Corporations Act, 10% of any profit made each year must be transferred to the legal reserve. The transfer must be made until the legal reserve reaches 20% of the common stock.
The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.
Restricted reserves
As of December 31, 2021, 2020 and 2019, the Bank’s restricted reserves are as follows:

Restricted reserves. Breakdown by concepts (Millions of Euros)
	2021	2020	2019
Restricted reserve for retired capital	88	88	88
Restricted reserve for Parent Company shares and loans for those shares (*)	672	30	34
Restricted reserve for redenomination of capital in euros	2	2	2
Total	761	120	124
(*) The variation in 2021 is mainly due to the share buyback program (see Note 4).
The restricted reserve for retired capital resulted from the reduction of the nominal par value of the BBVA shares made in April 2000.
The second heading corresponds to restricted reserves related to the amount of shares issued by the Bank in its possession at each date, as well as the amount of customer loans outstanding at those dates that were granted for the purchase of, or are secured by, the parent company shares.
Finally, pursuant to Law 46/1998 on the Introduction of the Euro, a restricted reserve is recognized as a result of the rounding effect of the redenomination of the parent company common stock in euros.
Retained earnings, Revaluation reserves and Other reserves by entityThe breakdown, by company or corporate group, under the headings “Retained earnings”, “Revaluation reserves” and “other reserves” in the accompanying consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by company or corporate group (Millions of Euros)
	2021	2020	2019
Retained earnings (losses), revaluation reserves and other reserves
Holding Company	12,467	15,014	16,623
BBVA Mexico Group	13,894	12,890	10,645
Garanti BBVA Group	3,043	2,509	1,985
BBVA Provincial Group	1,721	1,731	1,736
BBVA Argentina Group	1,423	1,302	1,169
BBVA Colombia Group	1,393	1,287	1,130
BBVA Peru Group	1,031	984	848
Corporación General Financiera, S.A.	322	920	932
Forum Servicios Financieros S.A.	604	619	597
Sociedades inmobiliarias CX	277	251	266
BBV America, S.L.	270	262	247
BBVA Seguros, S.A.	239	(35)	(99)
Pecri Inversión, S.L.	118	114	(50)
BBVA Uruguay Group	106	87	56
Bilbao Vizcaya Holding, S.A.	68	77	62
Compañía de Cartera de Inversiones, S.A.	42	59	47
Gran Jorge Juan, S.A.	57	42	27
BBVA USA Group	—	(1,098)	(308)
Anida Grupo Inmobiliario	(556)	(594)	(587)
Sociedades inmobiliarias Unnim	(655)	(617)	(594)
Anida Operaciones Singulares, S.A.	(5,512)	(5,409)	(5,375)
Other	(121)	112	27
Subtotal (*)	30,231	30,508	29,388
Other reserves or accumulated losses of investments in joint ventures and associates
ATOM Bank PLC	(158)	(91)	(56)
Metrovacesa, S.A.	(84)	(84)	(75)
Other	(5)	11	12
Subtotal	(247)	(164)	(119)
Total	29,984	30,344	29,269
(*) In 2021 includes the accounting for shares pending from buyback program (see Note 4) and the reclassification of items not subject to reclassification to income statement to by results for "Actuarial gains (losses) in defined benefit pension plans".
For the purpose of allocating the reserves and accumulated losses to the consolidated entities and to the parent company, the transfers of reserves arising from the dividends paid and transactions between these entities are taken into account in the period in which they took place.